Commitments and Guarantees	10 Months Ended
Jan. 01, 2011
Commitments and Guarantees [Abstract]
Commitments and Guarantees
R. COMMITMENTS AND GUARANTEES
COMMITMENTS — The Company has non-cancelable operating lease agreements, principally related to facilities, vehicles, machinery and equipment. Minimum payments have not been reduced by minimum sublease rentals of $1.8 million due in the future under non-cancelable subleases. Rental expense, net of sublease income, for operating leases was $157.0 million in 2010, $65.2 million in 2009 and $66.4 million in 2008.
Marketing and other commitments are comprised of: $51.1 million in marketing and advertising obligations, $7.8 million in utilities, $4.0 million in outsourcing and professional services and $8.9 million in other.
The following is a summary of the future commitments for operating lease obligations, material purchase commitments, outsourcing and other arrangements:

(Millions of Dollars)	Total	2011	2012	2013	2014	2015	Thereafter
Operating lease obligations	$309.1	$97.0	$72.9	$51.6	$32.7	$19.7	$35.2
Inventory purchase commitments	328.6	328.6	—	—	—	—	—
Marketing and other commitments	71.8	55.5	4.7	2.7	1.8	1.8	5.3

Total	$709.5	$481.1	$77.6	$54.3	$34.5	$21.5	$40.5

The Company has numerous assets, predominantly vehicles and equipment, under a one-year term U.S. master personal property lease. Residual value obligations under this master lease were $9.8 million at January 1, 2011 while the fair value of the underlying assets was approximately $11.3 million. The U.S. master personal property lease obligations are not reflected in the future minimum lease payments since the initial and remaining term does not exceed one year. The Company routinely exercises various lease renewal options and from time to time purchases leased assets for fair value at the end of lease terms.
The Company is a party to a synthetic lease for one of its major distribution centers. The program qualifies as an operating lease for accounting purposes, where only the monthly lease cost is recorded in earnings and the liability and value of underlying assets are off-balance sheet.
As of January 1, 2011, the estimated fair value of assets and remaining obligation for the property were $30.0 million and $25.5 million respectively.
GUARANTEES — The following is a summary of guarantees as of January 1, 2011:

		Maximum	Carrying
		Potential	Amount of
(Millions of Dollars)	Term	Payment	Liability
Financial guarantees as of January 1, 2011:
Guarantees on the residual values of leased properties	One to four years	$35.3	$—
Guarantee on the residual value of aircraft	Less than nine years	24.2	—
Standby letters of credit	Up to three years	59.7	—
Commercial customer financing arrangements	Up to six years	16.9	12.7

Total		$136.1	$12.7

The Company has guaranteed a portion of the residual value arising from its previously mentioned synthetic lease and U.S. master personal property lease programs. The lease guarantees aggregate $35.3 million while the fair value of the underlying assets is estimated at $41.3 million. The related assets would be available to satisfy the guarantee obligations and therefore it is unlikely the Company will incur any future loss associated with these lease guarantees.
The Company has issued $59.7 million in standby letters of credit that guarantee future payments which may be required under certain insurance programs.
The Company provides various limited and full recourse guarantees to financial institutions that provide financing to U.S. and Canadian Mac Tool distributors for their initial purchase of the inventory and truck necessary to function as a distributor. In addition, the Company provides limited and full recourse guarantees to financial institutions that extend credit to certain end retail customers of its U.S. Mac Tool distributors. The gross amount guaranteed in these arrangements is $16.9 million and the $12.7 million carrying value of the guarantees issued is recorded in debt and other liabilities as appropriate in the consolidated balance sheet.
The Company leases an aircraft under an operating lease that includes a $24.2 million residual value guarantee. The fair value of that aircraft is estimated at $39.5 million.
The Company provides product and service warranties which vary across its businesses. The types of warranties offered generally range from one year to limited lifetime, while certain products carry no warranty. Further, the Company sometimes incurs discretionary costs to service its products in connection with product performance issues. Historical warranty and service claim experience forms the basis for warranty obligations recognized. Adjustments are recorded to the warranty liability as new information becomes available.
Following is a summary of the warranty liability activity for the years ended January 1, 2011, January 2, 2010 and January 3, 2009:

(Millions of Dollars)	2010	2009	2008
Beginning balance	$67.4	$65.6	$63.7
Warranties and guarantees issued	88.5	18.5	21.8
Liability assumed in the Merger	58.2	—	—
Warranty payments	(92.8)	(21.0)	(22.8)
Acquisitions and other	(1.7)	4.3	2.9

Ending balance	$119.6	$67.4	$65.6